Ordinary Shares	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Ordinary Shares
12.
ORDINARY SHARES

The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each Class A ordinary shares is entitled to one vote per share. Each class B ordinary share is entitled to twenty votes per share and is convertible into one Class A ordinary share at any time by the holder.

During the years ended December 31, 2022, 2023 and 2024, the Company repurchased a total of 406,717, nil and 3,180,414 Class A ordinary shares at fair value. The Company designated the repurchased shares as treasury stock.

During the years ended December 31, 2022, 2023 and 2024, the Company transferred 363,315, nil and 3,333,761 Class A ordinary shares repurchased by the Company to EatBetter Holding Limited, a BVI limited liability company controlled by the Founder and the CEO of the Company (“EatBetter”) and Glory Graze Holding Limited, a BVI limited liability company controlled by a director of the Company (“Glory Graze”) (together with EatBetter, the “ESOP Platforms”). Shares held by the ESOP Platforms are reserved for future issuance upon the exercise of vested share options.

As of December 31, 2023 and 2024, 36,331,367 and 37,134,116 Class A ordinary shares are held in trust by EatBetter and Glory Graze.